Basis of Presentation of the Consolidated Financial Statements – Investments in Associates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of voting power considered to be significant influence	20.00%
GNL Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect	33.33%	33.33%
Total	33.33%	33.33%
Energia Marina SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect	25.00%	25.00%
Total	25.00%	25.00%